Registration No. 2-30070
                                                    Registration No. 811-1705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  65
                                       ----

                                     AND/OR



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |



                                                                           |X|
           Amendment No.  73
                         ----

                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------


                                 MARY JOAN HOENE
                           VICE PRESIDENT AND COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.

| |     On (date) pursuant to paragraph (b) of Rule 485.

| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE


This Post Effective Amendment No. 65 ("PEA") to the Form N-4 Registration Statement No. 2-30070 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account A is being filed solely for the purpose of updating certain disclosures and including in the Registration Statement a supplement relating to additional variable investment options for new mutual fund Portfolios, related exhibits, and a substitution supplement. The PEA does not amend or delete the EQUI-VEST Prospectuses or Statements of Additional Information, dated May 1, 1999 and May 3, 1999, any supplements thereto, or any other part of the Registration Statement except as specifically noted herein.

              SUBSTITUTION OF NEW PORTFOLIOS OF EQ ADVISORS TRUST
                    FOR PORTFOLIOS OF THE HUDSON RIVER TRUST

                        Supplement dated August 30, 1999
  to prospectuses dated before May 1, 1999, and Supplemented as of May 1, 1999;
                   and prospectuses dated May 1, 1999 or later for all Variable Annuity Contracts and Variable Life Insurance Policies
                                    issued by
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------
This supplement relates to our prospectuses for VARIABLE ANNUITY CONTRACTS and VARIABLE LIFE INSURANCE POLICIES.

Currently, the variable investment options invest in Class IA or IB shares of the corresponding Portfolios of The Hudson River Trust or EQ Advisors Trust.

     The Securities and Exchange Commission has published a notice of our filing of an application for an order approving the Substitution of new Portfolios of EQ Advisors Trust for Portfolios of The Hudson River Trust. The new Portfolios that will be available under your contract or policy will replace each of The Hudson River Trust Portfolios currently available under this contract or policy. We expect the order to be issued in September 1999. The proposed Substitution is discussed in the applicable prospectus or supplement dated May 1, 1999 or later.

We plan to effect the Substitution on or about October 1, 1999. At that time, the assets of each of the Portfolios of The Hudson River Trust will be transferred to the corresponding new Portfolios of EQ Advisors Trust. Class IA and Class IB shares of The Hudson River Trust will become Class IA and Class IB shares of EQ Advisors Trust. At the time the Substitution is effected, the value of your variable investment options under a contract or policy will be the same as immediately before the Substitution.

We will send you written confirmation that the Substitution has been completed. After that, your investment results in any affected variable investment option will be based on the investment performance of the corresponding EQ Advisors Trust Portfolio. The Hudson River Trust Portfolios will no longer be available.

The management fees for the new Portfolios will be the same as those for the corresponding Portfolios of The Hudson River Trust. It is expected that the other Portfolio expenses may increase marginally by 0.01%.

Of course, you may make transfers among the investment options, as usual. From now through 30 days after the Substitution, we will waive any applicable charges.

If you have any questions regarding the Substitution, please communicate with us directly or contact your registered representative.





    Copyright 1999 The Equitable Life Assurance Society of the United States.
                              All rights reserved.
888-1217

EQUI-VEST(R)

A Combination Variable and
Fixed Deferred Annuity Contract

SUPPLEMENT DATED AUGUST 30, 1999
TO THE PROSPECTUS DATED MAY 3, 1999

--------------------------------------------------------------------------------

This supplement adds and modifies certain information contained in the prospectus dated May 3, 1999 for the EQUI-VEST deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.

You should read this supplement together with the prospectus. Terms used in this supplement have the same meaning as they do in the prospectus, unless we indicate otherwise.

This supplement provides information on:

(1) the following 6 new variable investment options available under the EQUI-VEST contract: EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income;

(2)  The Equitable Companies Incorporated name change to AXA Financial, Inc.;

(3) change in management of EQ Advisors Trust from EQ Financial Consultants, Inc. to Equitable Life;

(4)  EQ Financial Consultants, Inc. plans to become AXA Advisors, LLC; and

(5)  updated information "About our year 2000 progress."


(1) THE FOLLOWING REPLACES THE CHART OF "VARIABLE INVESTMENT OPTIONS" ON THE COVER PAGE OF THE PROSPECTUS. THE NEW VARIABLE INVESTMENT OPTIONS ARE IN ITALICS.

--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
FIXED INCOME OPTIONS:
--------------------------------------------------------------------------------
DOMESTIC FIXED INCOME                 AGGRESSIVE FIXED INCOME
--------------------------------------------------------------------------------
o  Alliance Intermediate             o  Alliance High Yield
   Government Securities
o  Alliance Money Market
o  Alliance Quality Bond
--------------------------------------------------------------------------------
EQUITY OPTIONS:
--------------------------------------------------------------------------------
DOMESTIC EQUITY                       INTERNATIONAL EQUITY
--------------------------------------------------------------------------------
o  Alliance Common Stock             o  Alliance Global
o  Alliance Equity Index             o  Alliance International
o  Alliance Growth & Income          o  Morgan Stanley Emerging
o  EQ/Alliance Premier                  Markets Equity
   Growth                            o  T. Rowe Price
o  Capital Guardian Research            International Stock
o  Capital Guardian U.S.
   Equity
o  MFS Growth with Income
o  MFS Research
o  Merrill Lynch Basic
   Value Equity
o  EQ/Putnam Growth & Income
   Value
o  T. Rowe Price Equity
   Income
--------------------------------------------------------------------------------
AGGRESSIVE EQUITY
--------------------------------------------------------------------------------
o  Alliance Aggressive Stock         o  MFS Emerging Growth
o  Alliance Small Cap Growth            Companies
o  EQ/Evergreen                      o  Warburg Pincus Small
                                        Company Value
--------------------------------------------------------------------------------
 ASSET ALLOCATION OPTIONS:
--------------------------------------------------------------------------------
o  Alliance Balanced                 o  EQ/Evergreen Foundation
o  Alliance Conservative             o  EQ/Putnam Balanced
   Investors                         o  Merrill Lynch World
o  Alliance Growth Investors            Strategy
--------------------------------------------------------------------------------

IN THE "EQUI-VEST AT A GLANCE--KEY FEATURES" SECTION, ON PAGE 10 OF THE PROSPECTUS, THE INFORMATION ABOUT "PROFESSIONAL INVESTMENT MANAGEMENT" IS MODIFIED AS FOLLOWS:

EQUI-VEST's variable investment options invest in 30 different Portfolios managed by professional investment advisers.

    Copyright 1999 The Equitable Life Assurance Society of the United States.
       All rights reserved. EQUI-VEST is a registered service mark of The
             Equitable Life Assurance Society of the United States.


Form # 888-1206

--------------------------------------------------------------------------------
2
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE FOR EQUI-VEST SERIES 300, 400 AND 500 CONTRACTS ON PAGE 14 OF THE PROSPECTUS, FOR EQUI-VEST SERIES 200 CONTRACTS ON PAGE 21 OF THE PROSPECTUS, AND FOR EQUI-VEST SERIES 100 CONTRACTS ON PAGE 28 OF THE PROSPECTUS:

THE FOLLOWING ARE THE EQ ADVISORS TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH NEW PORTFOLIO):


----------------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL
                                                                                OTHER                 ANNUAL
                                        INVESTMENT                            EXPENSES               EXPENSES
                                        MANAGEMENT                         (AFTER EXPENSE         (AFTER EXPENSE
PORTFOLIOS                            & ADVISORY FEES    12B-1 FEE(8)        LIMITATION)          LIMITATION)(9)
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                0.90%              0.25%              0.00%                 1.15%
Capital Guardian Research                 0.65%              0.25%              0.05%                 0.95%
Capital Guardian U.S. Equity              0.65%              0.25%              0.05%                 0.95%
EQ/Evergreen                              0.75%              0.25%              0.05%                 1.05%
EQ/Evergreen Foundation                   0.63%              0.25%              0.07%                 0.95%
MFS Growth with Income                    0.55%              0.25%              0.05%                 0.85%
----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FIRST PARAGRAPH OF FOOTNOTE 9 ON PAGES 15, 21 AND 29 OF THE PROSPECTUS:

The expense limitations (other than the above expenses and fees) for the new Portfolios are: 0.90% for EQ/Alliance Premier Growth; 0.70% for Capital Guardian Research, Capital Guardian U.S. Equity, and EQ/Evergreen Foundation; 0.80% for EQ/Evergreen; and 0.60% for MFS Growth with Income.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH OF FOOTNOTE 9 ON PAGES 15, 22 AND 29 OF THE PROSPECTUS:

For the following Portfolios, the "Other Expenses" for 1999, absent the expense limitation, are estimated to be as follows: 0.74% for EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity; 0.76% for EQ/Evergreen; 0.86% for EQ/Evergreen Foundation; and 0.59% for MFS Growth with Income. Initial seed capital was invested on December 31,1998 for the EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income Portfolios. Initial seed capital for EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity Portfolios was invested on April 30, 1999.

--------------------------------------------------------------------------------
                                                                              3
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 300 AND 400 CONTRACTS ON PAGE 17 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATIONS ILLUSTRATED. PLEASE REFER TO PAGE 16 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.


-----------------------------------------------------------------------------------------------------------------------
                                     IF YOU SURRENDER YOUR CONTRACT AT THE    IF YOU DO NOT SURRENDER YOUR CONTRACT
                                     END OF EACH PERIOD SHOWN, THE EXPENSES   AT THE END OF EACH PERIOD SHOWN, THE
                                     WOULD BE:                                EXPENSES WOULD BE:
                                     1 YEAR    3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth           $81.99    $139.93      --        --      $26.73    $82.07       --        --
Capital Guardian Research            $80.00    $134.00      --        --      $24.63    $75.79       --        --
Capital Guardian U.S. Equity         $80.00    $134.00      --        --      $24.63    $75.79       --        --
EQ/Evergreen                         $80.99    $136.97      --        --      $25.68    $78.93       --        --
EQ/Evergreen Foundation              $80.00    $134.00      --        --      $24.63    $75.79       --        --
MFS Growth with Income               $79.01    $131.03      --        --      $23.58    $72.63       --        --
-----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 500 CONTRACTS, ON PAGE 19 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATIONS ILLUSTRATED. PLEASE REFER TO PAGE 18 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.


-----------------------------------------------------------------------------------------------------------------------
                                     IF YOU SURRENDER YOUR CONTRACT AT THE    IF YOU DO NOT SURRENDER YOUR CONTRACT
                                     END OF EACH PERIOD SHOWN, THE EXPENSES   AT THE END OF EACH PERIOD SHOWN, THE
                                     WOULD BE:                                EXPENSES WOULD BE:
                                     1 YEAR    3 YEARS    5 YEARS   10 YEARS  1 YEAR   3 YEARS    5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth           $83.08    $143.18      --        --      $27.88    $85.52       --        --
Capital Guardian Research            $81.09    $137.27      --        --      $25.79    $79.25       --        --
Capital Guardian U.S. Equity         $81.09    $137.27      --        --      $25.79    $79.25       --        --
EQ/Evergreen                         $82.09    $140.23      --        --      $26.84    $82.39       --        --
EQ/Evergreen Foundation              $81.09    $137.27      --        --      $25.79    $79.25       --        --
MFS Growth with Income               $80.10    $134.30      --        --      $24.74    $76.10       --        --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 200 FOR IRA (TRADITIONAL, STANDARD ROTH, AND CERTAIN QP(2) CONTRACTS, WHERE THE FREE WITHDRAWAL AMOUNT APPLIES AFTER THE THIRD CONTRACT YEAR) ON PAGE 23 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 23 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                        IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                         EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS            10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $88.13              $146.36                      --                  --
Capital Guardian Research             $86.15              $140.47                      --                  --
Capital Guardian U.S. Equity          $86.15              $140.47                      --                  --
EQ/Evergreen                          $87.14              $143.42                      --                  --
EQ/Evergreen Foundation               $86.15              $140.47                      --                  --
MFS Growth with Income                $85.17              $137.51                      --                  --
-----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 200 QP IRA(3) CONTRACTS (WHERE THE FREE WITHDRAWAL AMOUNT APPLIES AFTER THE FIRST CONTRACT YEAR) ON PAGE 24 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 23 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                           IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                             EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS            10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $81.99              $139.93                      --                  --
Capital Guardian Research             $80.00              $134.00                      --                  --
Capital Guardian U.S. Equity          $80.00              $134.00                      --                  --
EQ/Evergreen                          $80.99              $136.97                      --                  --
EQ/Evergreen Foundation               $80.00              $134.00                      --                  --
MFS Growth with Income                $79.01              $131.03                      --                  --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              5
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 200 NQ CONTRACTS ON PAGE 25 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 23 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.


-----------------------------------------------------------------------------------------------------------------------
                                                           IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                            EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS            10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $81.99              $139.93                      --                  --
Capital Guardian Research             $80.00              $134.00                      --                  --
Capital Guardian U.S. Equity          $80.00              $134.00                      --                  --
EQ/Evergreen                          $80.99              $136.97                      --                  --
EQ/Evergreen Foundation               $80.00              $134.00                      --                  --
MFS Growth with Income                $79.01              $131.03                      --                  --
-----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 200 CONTRACTS ON PAGE 26 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 23 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END
                                                          OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS            10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $26.73              $82.07                       --                  --
Capital Guardian Research             $24.63              $75.79                       --                  --
Capital Guardian U.S. Equity          $24.63              $75.79                       --                  --
EQ/Evergreen                          $25.68              $78.93                       --                  --
EQ/Evergreen Foundation               $24.63              $75.79                       --                  --
MFS Growth with Income                $23.58              $72.63                       --                  --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 100 CONTRACTS FOR IRA (TRADITIONAL, STANDARD ROTH, AND CERTAIN QP(2) CONTRACTS, WHERE THE FREE WITHDRAWAL AMOUNT APPLIES AFTER THE THIRD CONTRACT
YEAR) ON PAGE 30 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 30 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                           IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                            EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS            10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $88.13              $146.36                      --                  --
Capital Guardian Research             $86.15              $140.47                      --                  --
Capital Guardian U.S. Equity          $86.15              $140.47                      --                  --
EQ/Evergreen                          $87.14              $143.42                      --                  --
EQ/Evergreen Foundation               $86.15              $140.47                      --                  --
MFS Growth with Income                $85.17              $137.51                      --                  --
-----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 100 QP IRA(2) CONTRACTS (WHERE THE FREE WITHDRAWAL AMOUNT APPLIES AFTER THE FIRST CONTRACT YEAR) ON PAGE 31 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 30 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                           IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                             EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS            10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $81.99              $139.93                      --                  --
Capital Guardian Research             $80.00              $134.00                      --                  --
Capital Guardian U.S. Equity          $80.00              $134.00                      --                  --
EQ/Evergreen                          $80.99              $136.97                      --                  --
EQ/Evergreen Foundation               $80.00              $134.00                      --                  --
MFS Growth with Income                $79.01              $131.03                      --                  --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              7
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 100 NQ CONTRACTS ON PAGE 32 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 30 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                           IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                            EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS            10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $81.99              $139.93                      --                  --
Capital Guardian Research             $80.00              $134.00                      --                  --
Capital Guardian U.S. Equity          $80.00              $134.00                      --                  --
EQ/Evergreen                          $80.99              $136.97                      --                  --
EQ/Evergreen Foundation               $80.00              $134.00                      --                  --
MFS Growth with Income                $79.01              $131.03                      --                  --
-----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 100 CONTRACTS ON PAGE 33 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 30 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.


-----------------------------------------------------------------------------------------------------------------------
                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END
                                                          OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS            10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $26.73              $82.07                       --                  --
Capital Guardian Research             $24.63              $75.79                       --                  --
Capital Guardian U.S. Equity          $24.63              $75.79                       --                  --
EQ/Evergreen                          $25.68              $78.93                       --                  --
EQ/Evergreen Foundation               $24.63              $75.79                       --                  --
MFS Growth with Income                $23.58              $72.63                       --                  --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE INFORMATION UNDER "VARIABLE INVESTMENT OPTIONS" ON PAGE 36 OF THE PROSPECTUS:

Your investment results in any one of the 30 variable investment options will depend on the investment performance of the underlying Portfolios. Listed below are the currently available Portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
            You can choose from among 30 variable investment options.
--------------------------------------------------------------------------------


THE FOLLOWING INFORMATION IS ADDED TO PAGE 38 OF THE PROSPECTUS:


PORTFOLIOS OF EQ ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                       OBJECTIVE                              ADVISER
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth           Long-term growth of capital            Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------
Capital Guardian Research            Long-term growth of capital            Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity         Long-term growth of capital            Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                         Capital appreciation                   Evergreen Asset Management Corp.
----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation              In order of priority, reasonable       Evergreen Asset Management Corp.
                                     income, conservation of capital, and
                                     capital appreciation
----------------------------------------------------------------------------------------------------------------------
MFS Growth with Income               Reasonable current income and          Massachusetts Financial Services Company
                                     long-term growth of capital and income
----------------------------------------------------------------------------------------------------------------------


Other important information about the above Portfolios is included in the separate prospectus supplement for EQ Advisors Trust attached to this supplement.

--------------------------------------------------------------------------------
                                                                              9
--------------------------------------------------------------------------------

THE FOLLOWING CHART REPLACES THE CHART OF "INVESTMENT OPTIONS" ON PAGE 41 OF THE PROSPECTUS. THE NEW VARIABLE INVESTMENT OPTIONS ARE IN ITALICS.

-----------------------------------------------------------------------------------------------------------------------
                                                  INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------------------------------
                                                           A
-----------------------------------------------------------------------------------------------------------------------
 Guaranteed Interest Option
-----------------------------------------------------------------------------------------------------------------------
 DOMESTIC EQUITY                                            INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------------------------
 o  Alliance Common Stock                                   o  Alliance Global
 o  Alliance Equity Index                                   o  Alliance International
 o  Alliance Growth & Income                                o  Morgan Stanley Emerging Markets Equity
 o  EQ/Alliance Premier Growth                              o  T. Rowe Price International Stock
 o  Capital Guardian Research
 o  Capital Guardian U.S. Equity
 o  MFS Growth with Income
 o  MFS Research
 o  Merrill Lynch Basic Value Equity
 o  EQ/Putnam Growth & Income Value
 o  T. Rowe Price Equity Income
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION                                           AGGRESSIVE EQUITY
-----------------------------------------------------------------------------------------------------------------------
 o  Alliance Balanced                                       o  Alliance Aggressive Stock
 o  Alliance Growth Investors                               o  Alliance Small Cap Growth
 o  EQ/Evergreen Foundation                                 o  EQ/Evergreen
 o  Merrill Lynch World Strategy                            o  MFS Emerging Growth Companies
 o  EQ/Putnam Balanced                                      o  Warburg Pincus Small Company Value
-----------------------------------------------------------------------------------------------------------------------
                                                           B
-----------------------------------------------------------------------------------------------------------------------
 AGGRESSIVE FIXED INCOME
-----------------------------------------------------------------------------------------------------------------------
 o  Alliance High Yield
-----------------------------------------------------------------------------------------------------------------------
 DOMESTIC FIXED INCOME                                      ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
 o  Alliance Intermediate Government Securities             o  Alliance Conservative Investors
 o  Alliance Money Market
 o  Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------
 FIXED MATURITY OPTIONS
-----------------------------------------------------------------------------------------------------------------------
 The fixed maturity options are only available under series 400 and 500 contracts. Transfer restrictions apply as indicated under "fixed maturity options and maturity dates."
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10
--------------------------------------------------------------------------------

THE FOLLOWING BENCHMARK INFORMATION IS ADDED TO PAGE 86 OF THE PROSPECTUS:

EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
EQ/EVERGREEN: Russell 2000 Index.
EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index.
MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.


THE FOLLOWING FOOTNOTE IS ADDED AFTER THE FOOTNOTE ON PAGE 87 OF THE PROSPECTUS:

Since the inception dates for the Portfolios are on or after December 31, 1998 we do not show performance information. The Portfolio inception dates are as follows: EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity (April 30, 1999).


(2) THE EQUITABLE COMPANIES INCORPORATED NAME CHANGE

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 6 OF THE PROSPECTUS:

In September 1999, The Equitable Companies Incorporated plans to change its name, to "AXA Financial, Inc."


(3) CHANGE IN EQ ADVISORS TRUST MANAGEMENT

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH UNDER "ABOUT THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST" ON PAGE 78 OF THE PROSPECTUS:

In September 1999, Equitable Life will become the manager of EQ Advisors Trust following state regulatory approvals. As manager, Equitable Life will oversee the activities of the investment advisers with respect to EQ Advisors Trust. Equitable Life will be responsible for retaining or discontinuing the services of the advisers. Currently, EQ Financial Consultants, Inc. is the manager of EQ Advisors Trust.

(4) EQ FINANCIAL CONSULTANTS, INC. NAME CHANGE

THE FOLLOWING REPLACES THE SECOND SENTENCE OF THE FIRST PARAGRAPH UNDER "DISTRIBUTION OF THE CONTRACTS" ON PAGE 84 OF THE PROSPECTUS:

By year end 1999 EQF plans to become "AXA Advisors, LLC," and will become an indirect subsidiary of AXA Financial, Inc.

(5) ABOUT OUR YEAR 2000 PROGRESS

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "ABOUT OUR YEAR 2000 PROGRESS" ON PAGE 83 OF THE PROSPECTUS:

Equitable Life relies upon various computer systems in order to administer your contract and operate the investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable

--------------------------------------------------------------------------------
                                                                             11
--------------------------------------------------------------------------------

Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. All third-party vendors and service providers considered critical to Equitable Life's business have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. With respect to vendors and service providers considered non-critical, we believe we are on schedule for substantially all such vendors and service providers to be confirmed by September 30, 1999 as year 2000 compliant or the subject of a satisfactory plan for compliance. If such confirmation is not received by September 30, 1999, the vendor or service provider will be replaced, eliminated, or the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act, (P.L. 105-271)(1998).

EQUI-VEST(R)
Employer-sponsored Retirement Programs

SUPPLEMENT DATED AUGUST 30, 1999
TO THE PROSPECTUS DATED MAY 3, 1999

--------------------------------------------------------------------------------

This supplement adds and modifies certain information contained in the prospectus dated May 3, 1999 for the EQUI-VEST employer-sponsored deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.

You should read this supplement together with the prospectus. Terms used in this supplement have the same meaning as they do in the prospectus, unless we indicate otherwise.

This supplement provides information on:

(1) the 7 new variable investment options available under the EQUI-VEST contract: EQ/Alliance Premier Growth, Calvert Socially Responsible (available only for TSA and EDC contracts), Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income;

(2)  The Equitable Companies Incorporated name change to AXA Financial, Inc.;

(3) change in management of EQ Advisors Trust from EQ Financial Consultants, Inc. to Equitable Life;

(4)  EQ Financial Consultants, Inc. plans to become AXA Advisors, LLC; and

(5)  updated information "About our year 2000 progress."

(1) THE FOLLOWING REPLACES THE CHART OF "VARIABLE INVESTMENT OPTIONS" ON THE COVER PAGE OF THE PROSPECTUS. THE NEW VARIABLE INVESTMENT OPTIONS ARE IN ITALICS.



-------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------
FIXED INCOME OPTIONS:
-------------------------------------------------------------------
DOMESTIC FIXED INCOME                   AGGRESSIVE FIXED INCOME
-------------------------------------------------------------------
o  Alliance Intermediate                o  Alliance High Yield
   Government Securities
o  Alliance Money Market
o  Alliance Quality Bond
-------------------------------------------------------------------
EQUITY OPTIONS:
-------------------------------------------------------------------
DOMESTIC EQUITY                         INTERNATIONAL EQUITY
-------------------------------------------------------------------
o  Alliance Common Stock                o  Alliance Global
o  Alliance Equity Index                o  Alliance International
o  Alliance Growth & Income             o  Morgan Stanley Emerging
o  EQ/Alliance Premier                     Markets Equity
   Growth                               o  T. Rowe Price
o  Calvert Socially                        International Stock
   Responsible*
o  Capital Guardian Research
o  Capital Guardian U.S.
   Equity
o  MFS Growth with Income
o  MFS Research
o  Merrill Lynch Basic
   Value Equity
o  EQ/Putnam Growth & Income
   Value
o  T. Rowe Price Equity
   Income
-------------------------------------------------------------------
AGGRESSIVE EQUITY
-------------------------------------------------------------------
o  Alliance Aggressive Stock            o  MFS Emerging Growth
o  Alliance Small Cap Growth               Companies
o  EQ/Evergreen                         o  Warburg Pincus Small
                                           Company Value
-------------------------------------------------------------------
ASSET ALLOCATION OPTIONS:
-------------------------------------------------------------------
o  Alliance Balanced                    o  EQ/Evergreen Foundation
o  Alliance Conservative                o  EQ/Putnam Balanced
   Investors                            o  Merrill Lynch World
o  Alliance Growth Investors               Strategy
-------------------------------------------------------------------

* Available only for TSA and EDC Series 100 and 200 contracts. May currently not be available in the state of California.


IN THE "EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE--KEY FEATURES" SECTION, ON PAGE 10 OF THE PROSPECTUS, THE INFORMATION ABOUT "PROFESSIONAL INVESTMENT MANAGEMENT" IS MODIFIED AS FOLLOWS:

EQUI-VEST's variable investment options invest in 31 different Portfolios managed by professional investment advisers.


    Copyright 1999 The Equitable Life Assurance Society of the United States.
         All rights reserved. EQUI-VEST is a registered service mark of The Equitable Life Assurance Society of the United States.

Form # 888-1207

--------------------------------------------------------------------------------
2
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE FOR EQUI-VEST SERIES 300 AND 400 CONTRACTS ON PAGE 15 OF THE PROSPECTUS.

THE FOLLOWING ARE THE EQ ADVISORS TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH NEW PORTFOLIO):

----------------------------------------------------------------------------------------------------------------------
                                                                                                   TOTAL
                                                                            OTHER                 ANNUAL
                                    INVESTMENT                            EXPENSES               EXPENSES
                                    MANAGEMENT                         (AFTER EXPENSE         (AFTER EXPENSE
PORTFOLIOS                        & ADVISORY FEES    12B-1 FEE(8)        LIMITATION)          LIMITATION) (9)
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth          0.90%               0.25%           0.00%                 1.15%
Capital Guardian Research           0.65%               0.25%           0.05%                 0.95%
Capital Guardian U.S. Equity        0.65%               0.25%           0.05%                 0.95%
EQ/Evergreen                        0.75%               0.25%           0.05%                 1.05%
EQ/Evergreen Foundation             0.63%               0.25%           0.07%                 0.95%
MFS Growth with Income              0.55%               0.25%           0.05%                 0.85%
----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FIRST PARAGRAPH OF FOOTNOTE 9 ON PAGE 16 OF THE PROSPECTUS:

The expense limitations (other than the above expenses and fees) for the new Portfolios are: 0.90% for EQ/Alliance Premier Growth; 0.70% for Capital Guardian Research and Capital Guardian U.S. Equity; 0.80% for EQ/Evergreen; 0.70% for EQ/ Evergreen Foundation; and 0.60% for MFS Growth with Income.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH OF FOOTNOTE 9 ON PAGE 16 OF THE PROSPECTUS:

For the following Portfolios, the "Other Expenses" for 1999, absent the expense limitation, are estimated to be as follows: 0.74% for EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity; 0.76% for EQ/Evergreen; 0.86% for EQ/Evergreen Foundation, and 0.59% for MFS Growth with Income. Initial seed capital was invested on December 31, 1998 for the EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income Portfolios. Initial seed capital for EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity Portfolios was invested on April 30, 1999.

--------------------------------------------------------------------------------
                                                                              3
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 300 AND 400 CONTRACTS ON PAGE 17 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATIONS ILLUSTRATED. PLEASE REFER TO PAGE 17 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                     IF YOU SURRENDER YOUR CONTRACT AT THE    IF YOU DO NOT SURRENDER YOUR CONTRACT
                                     END OF EACH PERIOD SHOWN, THE EXPENSES   AT THE END OF EACH PERIOD SHOWN, THE
                                     WOULD BE:                                EXPENSES WOULD BE:
                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth           $81.99    $139.93       --         --    $26.73    $82.07         --        --
Capital Guardian Research            $80.00    $134.00       --         --    $24.63    $75.79         --        --
Capital Guardian U.S. Equity         $80.00    $134.00       --         --    $24.63    $75.79         --        --
EQ/Evergreen                         $80.99    $136.97       --         --    $25.68    $78.93         --        --
EQ/Evergreen Foundation              $80.00    $134.00       --         --    $24.63    $75.79         --        --
MFS Growth with Income               $79.01    $131.03       --         --    $23.58    $72.63         --        --
-----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE FOR EQUI-VEST SERIES 200 CONTRACTS ON PAGE 20 OF THE PROSPECTUS, AND FOR EQUI-VEST SERIES 100 CONTRACTS ON PAGE 27 OF THE PROSPECTUS:

THE FOLLOWING ARE THE EQ ADVISORS TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH NEW PORTFOLIO):

----------------------------------------------------------------------------------------------------------------------
                                                                                                   TOTAL
                                                                            OTHER                 ANNUAL
                                    INVESTMENT                            EXPENSES               EXPENSES
                                    MANAGEMENT                         (AFTER EXPENSE         (AFTER EXPENSE
PORTFOLIOS                        & ADVISORY FEES    12B-1 FEE(8)        LIMITATION)          LIMITATION) (9)
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth          0.90%               0.25%           0.00%                 1.15%
Calvert Socially Responsible        0.65%               0.25%           0.15%                 1.05%
Capital Guardian Research           0.65%               0.25%           0.05%                 0.95%
Capital Guardian U.S. Equity        0.65%               0.25%           0.05%                 0.95%
EQ/Evergreen                        0.75%               0.25%           0.05%                 1.05%
EQ/Evergreen Foundation             0.63%               0.25%           0.07%                 0.95%
MFS Growth with Income              0.55%               0.25%           0.05%                 0.85%
----------------------------------------------------------------------------------------------------------------------


THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FIRST PARAGRAPH OF FOOTNOTE 9 ON PAGES 21 AND 28 OF THE PROSPECTUS:

The expense limitations (other than the above expenses and fees) for the new Portfolios are: 0.90% for EQ/Alliance Premier Growth; 0.80% for Calvert Socially Responsible; 0.70% for Capital Guardian Research and Capital Guardian U.S. Equity; 0.80% for EQ/Evergreen; 0.70% for EQ/Evergreen Foundation; and 0.60% for MFS Growth with Income.

--------------------------------------------------------------------------------
4
--------------------------------------------------------------------------------

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH OF FOOTNOTE 9 ON PAGES 21 AND 28 OF THE PROSPECTUS:

For the following Portfolios, the "Other Expenses" for 1999, absent the expense limitation, are estimated to be as follows: 0.74% for EQ/Alliance Premier Growth, 0.43% for Calvert Socially Responsible, 0.74% for Capital Guardian Research, and Capital Guardian U.S. Equity; 0.76% for EQ/Evergreen; 0.86% for EQ/Evergreen Foundation; and 0.59% for MFS Growth with Income. Initial seed capital was invested on December 31, 1998 for the EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income Portfolios. Initial seed capital for EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity Portfolios was invested on April 30, 1999. Initial seed capital for Calvert Socially Responsible Portfolio was invested on August 30, 1999.

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 200 SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS, ON PAGE 22 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 22 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                         IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                           EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS             10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $88.13              $146.36                    --                  --
Calvert Socially Responsible*         $87.14              $143.42                    --                  --
Capital Guardian Research             $86.15              $140.47                    --                  --
Capital Guardian U.S. Equity          $86.15              $140.47                    --                  --
EQ/Evergreen                          $87.14              $143.42                    --                  --
EQ/Evergreen Foundation               $86.15              $140.47                    --                  --
MFS Growth with Income                $85.17              $137.51                    --                  --
-----------------------------------------------------------------------------------------------------------------------

*    Only available for TSA and EDC contracts.

--------------------------------------------------------------------------------
                                                                              5
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 200 TSA AND UNIVERSITY TSA CONTRACTS, ON PAGE 23 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 22 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                         IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                           EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS             10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $81.99              $139.93                    --                  --
Calvert Socially Responsible*         $80.99              $136.97                    --                  --
Capital Guardian Research             $80.00              $134.00                    --                  --
Capital Guardian U.S. Equity          $80.00              $134.00                    --                  --
EQ/Evergreen                          $80.99              $136.97                    --                  --
EQ/Evergreen Foundation               $80.00              $134.00                    --                  --
MFS Growth with Income                $79.01              $131.03                    --                  --
-----------------------------------------------------------------------------------------------------------------------

*    Only available for TSA and EDC contracts.


THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 200 ALL TRUSTEED CONTRACTS ON PAGE 24 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 22 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                         IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                           EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS             10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $81.99              $139.93                    --                  --
Capital Guardian Research             $80.00              $134.00                    --                  --
Capital Guardian U.S. Equity          $80.00              $134.00                    --                  --
EQ/Evergreen                          $80.99              $136.97                    --                  --
EQ/Evergreen Foundation               $80.00              $134.00                    --                  --
MFS Growth with Income                $79.01              $131.03                    --                  --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------


THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR ALL EQUI-VEST SERIES 200 CONTRACTS ON PAGE 25 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 22 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                      IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF
                                                           EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS             10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $26.73              $82.07                     --                  --
Calvert Socially Responsible*         $25.68              $78.93                     --                  --
Capital Guardian Research             $24.63              $75.79                     --                  --
Capital Guardian U.S. Equity          $24.63              $75.79                     --                  --
EQ/Evergreen                          $25.68              $78.93                     --                  --
EQ/Evergreen Foundation               $24.63              $75.79                     --                  --
MFS Growth with Income                $23.58              $72.63                     --                  --
-----------------------------------------------------------------------------------------------------------------------

*    Only available for TSA and EDC contracts.

--------------------------------------------------------------------------------
                                                                              7
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 100 SEP, SARSEP, EDC, AND ANNUITANT-OWNED HR-10 CONTRACTS PAGE 29 OF THE
PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 29 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                         IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                           EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS             10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $88.13              $146.36                    --                  --
Calvert Socially Responsible*         $87.14              $143.42                    --                  --
Capital Guardian Research             $86.15              $140.47                    --                  --
Capital Guardian U.S. Equity          $86.15              $140.47                    --                  --
EQ/Evergreen                          $87.14              $143.42                    --                  --
EQ/Evergreen Foundation               $86.15              $140.47                    --                  --
MFS Growth with Income                $85.17              $137.51                    --                  --
-----------------------------------------------------------------------------------------------------------------------

*    Only available for TSA and EDC contracts.


THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 100 FOR ALL TSA CONTRACTS ON PAGE 30 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 29 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                         IF YOU SURRENDER YOUR CONTRACT AT THE END OF
                                                           EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS             10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $81.99              $139.93                    --                  --
Calvert Socially Responsible*         $80.99              $136.97                    --                  --
Capital Guardian Research             $80.00              $134.00                    --                  --
Capital Guardian U.S. Equity          $80.00              $134.00                    --                  --
EQ/Evergreen                          $80.99              $136.97                    --                  --
EQ/Evergreen Foundation               $80.00              $134.00                    --                  --
MFS Growth with Income                $79.01              $131.03                    --                  --
-----------------------------------------------------------------------------------------------------------------------

*    Only available for TSA and EDC contracts.

--------------------------------------------------------------------------------
8
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR ALL EQUI-VEST SERIES 100 CONTRACTS ON PAGE 31 OF THE PROSPECTUS:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATION ILLUSTRATED. PLEASE REFER TO PAGE 29 OF YOUR PROSPECTUS FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                                      IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF
                                                           EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
                                      1 YEAR              3 YEARS                    5 YEARS             10 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth            $26.73              $82.07                     --                  --
Calvert Socially Responsible*         $25.68              $78.93                     --                  --
Capital Guardian Research             $24.63              $75.79                     --                  --
Capital Guardian U.S. Equity          $24.63              $75.79                     --                  --
EQ/Evergreen                          $25.68              $78.93                     --                  --
EQ/Evergreen Foundation               $24.63              $75.79                     --                  --
MFS Growth with Income                $23.58              $72.63                     --                  --
-----------------------------------------------------------------------------------------------------------------------

*    Only available for TSA and EDC contracts.

THE FOLLOWING REPLACES THE INFORMATION UNDER "VARIABLE INVESTMENT OPTIONS" ON PAGE 34 OF THE PROSPECTUS:

Your investment results in any one of the 31 variable investment options will depend on the investment performance of the underlying Portfolios. Listed below are the currently available Portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
           You can choose from among 31 variable investment options.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              9
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO PAGE 35 OF THE PROSPECTUS:

PORTFOLIOS OF EQ ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                       OBJECTIVE                              ADVISER
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth           Long-term growth of capital            Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------
Calvert Socially Responsible*        Long-term capital appreciation         Calvert Asset Management Company, Inc.
   (available only for TSA and EDC                                          and Brown Capital Management, Inc.
   contracts)
----------------------------------------------------------------------------------------------------------------------
Capital Guardian Research            Long-term growth of capital            Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity         Long-term growth of capital            Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                         Capital appreciation                   Evergreen Asset Management Corp.
----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation              In order of priority, reasonable       Evergreen Asset Management Corp.
                                     income, conservation of capital, and
                                     capital appreciation
----------------------------------------------------------------------------------------------------------------------
MFS Growth with Income               Reasonable current income and          Massachusetts Financial Services Company
                                     long-term growth of capital and income
----------------------------------------------------------------------------------------------------------------------

* May currently not be available in the state of California. Call our processing office at 1(800) 628-6673 for information about state availability.

--------------------------------------------------------------------------------
10
--------------------------------------------------------------------------------

THE FOLLOWING CHART REPLACES THE CHART OF "INVESTMENT OPTIONS" ON PAGE 37 OF THE PROSPECTUS. THE NEW VARIABLE INVESTMENT OPTIONS ARE IN ITALICS.

--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
                                       A
--------------------------------------------------------------------------------
 GUARANTEED INTEREST OPTION
--------------------------------------------------------------------------------
 DOMESTIC EQUITY                        INTERNATIONAL EQUITY
--------------------------------------------------------------------------------
 o  Alliance Common Stock               o  Alliance Global
 o  Alliance Equity Index               o  Alliance International
 o  Alliance Growth & Income            o  Morgan Stanley Emerging Markets
 o  EQ/Alliance Premier Growth             Equity
 o  Calvert Socially Responsible*       o  T. Rowe Price International Stock
    (Available only for TSA and
    EDC contracts)
 o  Capital Guardian Research
 o  Capital Guardian U.S. Equity
 o  MFS Growth with Income
 o  MFS Research
 o  Merrill Lynch Basic Value Equity
 o  EQ/Putnam Growth & Income Value
 o  T. Rowe Price Equity Income
--------------------------------------------------------------------------------
 ASSET ALLOCATION                       AGGRESSIVE EQUITY
--------------------------------------------------------------------------------
 o  Alliance Balanced                   o  Alliance Aggressive Stock
 o  Alliance Growth Investors           o  EQ/Evergreen
 o  EQ/Evergreen Foundation             o  Warburg Pincus Small Company Value
 o  Merrill Lynch World Strategy        o  Alliance Small Cap Growth
 o  EQ/Putnam Balanced                  o  MFS Emerging Growth Companies
--------------------------------------------------------------------------------
                                       B
--------------------------------------------------------------------------------
 AGGRESSIVE FIXED INCOME
--------------------------------------------------------------------------------
 o  Alliance High Yield
--------------------------------------------------------------------------------
 DOMESTIC FIXED INCOME                  ASSET ALLOCATION
--------------------------------------------------------------------------------
 o  Alliance Intermediate Government    o  Alliance Conservative Investors
    Securities
 o  Alliance Money Market
 o  Alliance Quality Bond
--------------------------------------------------------------------------------

* May currently not be available in the state of California. Call our processing office at 1(800) 628-6673 for information about state availability.

--------------------------------------------------------------------------------
                                                                             11
--------------------------------------------------------------------------------


THE FOLLOWING BENCHMARK INFORMATION IS ADDED TO PAGE 82 OF THE PROSPECTUS:

EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
CALVERT SOCIALLY RESPONSIBLE: Standard & Poor's 500 Index.
CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
EQ/EVERGREEN: Russell 2000 Index.
EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index.
MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.


THE FOLLOWING PARAGRAPH IS ADDED AFTER THE PARAGRAPH IN THE FOOTNOTE ON PAGE 83 OF THE PROSPECTUS:

Since the inception dates for the new Portfolios are on or after December 31, 1998 we do not show performance information. The Portfolio inception dates are as follows: EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity (April 30, 1999); Calvert Socially Responsible (August 30, 1999).


(2)  THE EQUITABLE COMPANIES INCORPORATED NAME CHANGE

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 6 OF THE PROSPECTUS:

In September 1999, The Equitable Companies Incorporated plans to change its name to "AXA Financial, Inc."


(3)  CHANGE IN EQ ADVISORS TRUST MANAGEMENT

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH UNDER "ABOUT THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST" ON PAGE 75 OF THE PROSPECTUS:

In September 1999, Equitable Life will become the manager of EQ Advisors Trust, following state regulatory approvals. As manager, Equitable Life will oversee the activities of the investment advisers with respect to EQ Advisors Trust. Equitable Life will be responsible for retaining or discontinuing the services of the advisers. Currently, EQ Financial Consultants, Inc. is the manager of EQ Advisors Trust.

(4)  EQ FINANCIAL CONSULTANTS, INC. NAME CHANGE

THE FOLLOWING REPLACES THE SECOND SENTENCE OF THE FIRST PARAGRAPH UNDER "DISTRIBUTION OF THE CONTRACTS" ON PAGE 79 OF THE PROSPECTUS:

By year end 1999, EQF plans to become "AXA Advisors, LLC," and will become an indirect subsidiary of AXA Financial, Inc.

(5)  ABOUT OUR YEAR 2000 PROGRESS

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "ABOUT OUR YEAR 2000 PROGRESS" ON PAGE 78 OF THE PROSPECTUS:

Equitable Life relies upon various computer systems in order to administer your contract and operate the investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on, or after January 1, 2000, and Equitable Life has identified those of its systems critical to business

--------------------------------------------------------------------------------
12
--------------------------------------------------------------------------------

operations that were not year 2000 compliant. Equitable Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. All third-party vendors and service providers considered critical to Equitable Life's business have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. With respect to vendors and service providers considered non-critical, we believe we are on schedule for substantially all such vendors and service providers to be confirmed by September 30, 1999 as year 2000 compliant or the subject of a satisfactory plan for compliance. If such confirmation is not received by September 30, 1999 the vendor or service provider will be replaced, eliminated or the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271)(1998).

EQUI-VEST(R)
Employer-sponsored retirement programs
TSA AdvantageSM

SUPPLEMENT DATED AUGUST 30, 1999
TO THE PROSPECTUS DATED MAY 3, 1999

This supplement adds and modifies certain information contained in the prospectus dated May 3, 1999 for the EQUI-VEST employer-sponsored deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. This supplement also adds to and modifies certain information contained in the TSA Advantage prospectus supplement dated May 3, 1999.

You should read this supplement together with the prospectus. Terms used in this supplement have the same meaning as they do in the prospectus, unless we indicate otherwise.

This supplement provides information on:

(1) the 7 new variable investment options available under the EQUI-VEST contract: EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income;

(2)  The Equitable Companies Incorporated name change to AXA Financial, Inc.;

(3) change in management of EQ Advisors Trust from EQ Financial Consultants, Inc. to Equitable Life;

(4)  EQ Financial Consultants, Inc. plans to become AXA Advisors, LLC; and

(5)  updated information "About our year 2000 progress."

(1) THE FOLLOWING REPLACES THE CHART OF "VARIABLE INVESTMENT OPTIONS" ON THE COVER PAGE OF THE PROSPECTUS. THE NEW VARIABLE INVESTMENT OPTIONS ARE IN ITALICS.

------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
FIXED INCOME OPTIONS:
------------------------------------------------------------------
DOMESTIC FIXED INCOME                 AGGRESSIVE FIXED INCOME
------------------------------------------------------------------
o  Alliance Intermediate              o  Alliance High Yield
   Government Securities
o  Alliance Money Market
o  Alliance Quality Bond
------------------------------------------------------------------
EQUITY OPTIONS:
------------------------------------------------------------------
DOMESTIC EQUITY                       INTERNATIONAL EQUITY
------------------------------------------------------------------
o  Alliance Common Stock              o  Alliance Global
o  Alliance Equity Index              o  Alliance International
o  Alliance Growth & Income           o  Morgan Stanley Emerging
o  EQ/Alliance                           Markets Equity
   Premier Growth                     o  T. Rowe Price
o  Calvert Socially                      International Stock
   Responsible*
o  Capital Guardian Research
o  Capital Guardian U.S.
   Equity
o  MFS Growth with Income
o  MFS Research
o  Merrill Lynch Basic
   Value Equity
o  EQ/Putnam Growth &
   Income Value
o  T. Rowe Price Equity
   Income
------------------------------------------------------------------
AGGRESSIVE EQUITY
------------------------------------------------------------------
o  Alliance Aggressive Stock          o  MFS Emerging Growth
o  Alliance Small Cap Growth             Companies
o  EQ/Evergreen                       o  Warburg Pincus Small
                                         Company Value
------------------------------------------------------------------
ASSET ALLOCATION OPTIONS:
------------------------------------------------------------------
o  Alliance Balanced                  o  EQ/Evergreen Foundation
o  Alliance Conservative              o  EQ/Putnam Balanced
   Investors                          o  Merrill Lynch World
o  Alliance Growth Investors             Strategy
------------------------------------------------------------------
* May currently not be available in the state of California.



IN THE "EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" SECTION, ON PAGE 10 OF THE PROSPECTUS, THE INFORMATION ABOUT "PROFESSIONAL INVESTMENT MANAGEMENT" IS MODIFIED AS FOLLOWS:

EQUI-VEST's variable investment options invest in 31 different Portfolios managed by professional investment advisers.


               Copyright 1999 The Equitable Life Assurance Society
                   of the United States. All rights reserved.
                    EQUI-VEST is a registered service mark of
           The Equitable Life Assurance Society of the United States.

Form # 888-1212

--------------------------------------------------------------------------------
2
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE "FEE TABLE" FOR EQUI-VEST SERIES 600 CONTRACTS ON PAGE 4 OF THE TSA ADVANTAGE PROSPECTUS SUPPLEMENT.

THE FOLLOWING ARE THE EQ ADVISORS TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH NEW PORTFOLIO):

----------------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL
                                                                                OTHER                 ANNUAL
                                        INVESTMENT                            EXPENSES               EXPENSES
                                        MANAGEMENT                         (AFTER EXPENSE         (AFTER EXPENSE
PORTFOLIOS                            & ADVISORY FEES    12B-1 FEE(8)        LIMITATION)          LIMITATION) (9)
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                 0.90%             0.25%              0.00%                  1.15%
Calvert Socially Responsible               0.65%             0.25%              0.15%                  1.05%
Capital Guardian Research                  0.65%             0.25%              0.05%                  0.95%
Capital Guardian U.S. Equity               0.65%             0.25%              0.05%                  0.95%
EQ/Evergreen                               0.75%             0.25%              0.05%                  1.05%
EQ/Evergreen Foundation                    0.63%             0.25%              0.07%                  0.95%
MFS Growth with Income                     0.55%             0.25%              0.05%                  0.85%
----------------------------------------------------------------------------------------------------------------------


THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FIRST PARAGRAPH OF FOOTNOTE 8 ON PAGE 5 OF THE TSA ADVANTAGE PROSPECTUS SUPPLEMENT:

The expense limitations (other than the above expenses and fees) for the new Portfolios are: 0.90% for EQ/Alliance Premier Growth; 0.80% for Calvert Socially Responsible; 0.70%, Capital Guardian Research, Capital Guardian U.S. Equity, and EQ/Evergreen Foundation; 0.80% for EQ/Evergreen; and 0.60% for MFS Growth with Income.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH OF FOOTNOTE 8 ON PAGE 5 OF THE TSA ADVANTAGE PROSPECTUS SUPPLEMENT:

For the following Portfolios, the "Other Expenses" for 1999, absent the expense limitation, are estimated to be as follows: 0.74% for EQ/Alliance Premier Growth, 0.43% for Calvert Socially Responsible; 0.74% for Capital Guardian Research, and Capital Guardian U.S. Equity; 0.76% for EQ/Evergreen; 0.86% for EQ/Evergreen Foundation; and 0.59% for MFS Growth with Income. Initial seed capital was invested on December 31,1998 for the EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income Portfolios. Initial seed capital for EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity Portfolios was invested on April 30, 1999. Initial seed capital for Calvert Socially Responsible Portfolio was invested on August 30, 1999.

--------------------------------------------------------------------------------
                                                                              3
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO THE FEE TABLE EXAMPLES FOR EQUI-VEST SERIES 600 CONTRACTS ON PAGE 6 OF THE TSA ADVANTAGE PROSPECTUS SUPPLEMENT:

THE FOLLOWING EXAMPLES SHOW THE EXPENSES THAT YOU WOULD PAY IN THE SITUATIONS ILLUSTRATED. PLEASE REFER TO PAGE 6 OF YOUR TSA ADVANTAGE PROSPECTUS SUPPLEMENT FOR FURTHER EXPLANATION REGARDING THE CALCULATION OF THE EXPENSES.

-----------------------------------------------------------------------------------------------------------------------
                                      IF YOU SURRENDER YOUR CONTRACT AT THE    IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      END OF EACH PERIOD SHOWN, THE            AT THE END OF EACH PERIOD SHOWN, THE
                                      EXPENSES WOULD BE:                       EXPENSES WOULD BE:
                                            1 YEAR              3 YEARS               1 YEAR             3 YEARS
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                  $80.60              $135.87               $25.26              $77.67
Calvert Socially Responsible                $79.60              $132.81               $24.21              $74.53
Capital Guardian Research                   $78.61              $129.83               $23.16              $71.37
Capital Guardian U.S. Equity                $78.61              $129.83               $23.16              $71.37
EQ/Evergreen                                $79.60              $132.81               $24.21              $74.53
EQ/Evergreen Foundation                     $78.61              $129.83               $23.16              $71.37
MFS Growth with Income                      $77.62              $126.85               $22.11              $68.21
-----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE INFORMATION UNDER "VARIABLE INVESTMENT OPTIONS" ON PAGE 34 OF THE PROSPECTUS:

Your investment results in any one of the 31 variable investment options will depend on the investment performance of the underlying Portfolios. Listed below are the currently available Portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
            You can choose from among 31 variable investment options.
--------------------------------------------------------------------------------

THE FOLLOWING INFORMATION IS ADDED TO PAGE 35 OF THE PROSPECTUS:

PORTFOLIOS OF EQ ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                       OBJECTIVE                              ADVISER
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth           Long-term growth of capital            Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------
Calvert Socially Responsible*        Long-term capital appreciation         Calvert Asset Management Company, Inc.
                                                                            and Brown Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Capital Guardian Research            Long-term growth of capital            Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity         Long-term growth of capital            Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                         Capital appreciation                   Evergreen Asset Management Corp.
----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation              In order of priority, reasonable       Evergreen Asset Management Corp.
                                     income, conservation of capital, and
                                     capital appreciation
----------------------------------------------------------------------------------------------------------------------
MFS Growth with Income               Reasonable current income and          Massachusetts Financial Services Company
                                     long-term growth of capital and income
----------------------------------------------------------------------------------------------------------------------

* May currently not be available in the state of California. Call our processing office at 1(800) 628-6673 for information about state availability.

--------------------------------------------------------------------------------
4
--------------------------------------------------------------------------------

Other important information about the above Portfolios is included in the separate prospectus supplement for EQ Advisors Trust attached to this supplement.

THE FOLLOWING CHART REPLACES THE CHART OF "INVESTMENT OPTIONS" ON PAGE 37 OF THE PROSPECTUS. THE NEW VARIABLE INVESTMENT OPTIONS ARE IN ITALICS.

--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
                                        A
--------------------------------------------------------------------------------
 GUARANTEED INTEREST OPTION
--------------------------------------------------------------------------------
 DOMESTIC EQUITY                           INTERNATIONAL EQUITY
--------------------------------------------------------------------------------
 o  Alliance Common Stock                  o  Alliance Global
 o  Alliance Equity Index                  o  Alliance International
 o  Alliance Growth & Income               o  Morgan Stanley Emerging Markets
 o  EQ/Alliance Premier Growth                Equity
 o  Calvert Socially Responsible*          o  T. Rowe Price International Stock
 o  Capital Guardian Research
 o  Capital Guardian U.S. Equity
 o  MFS Growth with Income
 o  MFS Research
 o  Merrill Lynch Basic Value Equity
 o  EQ/Putnam Growth & Income Value
 o  T. Rowe Price Equity Income

--------------------------------------------------------------------------------
 ASSET ALLOCATION                          AGGRESSIVE EQUITY
--------------------------------------------------------------------------------
 o  Alliance Balanced                      o  Alliance Aggressive Stock
 o  Alliance Growth Investors              o  Alliance Small Cap Growth
 o  EQ/Evergreen Foundation                o  EQ/Evergreen
 o  Merrill Lynch World Strategy           o  MFS Emerging Growth Companies
 o  EQ/Putnam Balanced                     o  Warburg Pincus Small Company Value
--------------------------------------------------------------------------------
                                        B
--------------------------------------------------------------------------------
 AGGRESSIVE FIXED INCOME
--------------------------------------------------------------------------------
 o  Alliance High Yield
--------------------------------------------------------------------------------
 DOMESTIC FIXED INCOME                     ASSET ALLOCATION
--------------------------------------------------------------------------------
 o  Alliance Intermediate Government       o  Alliance Conservative Investors
    Securities
 o  Alliance Money Market
 o  Alliance Quality Bond
--------------------------------------------------------------------------------

* May currently not be available in the state of California. Call our processing office at 1(800) 628-6673 for information about state availability.

--------------------------------------------------------------------------------
                                                                              5
--------------------------------------------------------------------------------

THE FOLLOWING BENCHMARK INFORMATION IS ADDED TO PAGE 12 OF THE TSA ADVANTAGE PROSPECTUS SUPPLEMENT:

EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
CALVERT SOCIALLY RESPONSIBLE: Standard & Poor's 500 Index.
CAPITAL GUARDIAN RESEARCH: Standard & Poor's
500 Index.
CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
EQ/EVERGREEN: Russell 2000 Index.
EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index.
MFS GROWTH WITH INCOME: Standard & Poor's
500 Index.


THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FOOTNOTE ON PAGE 13 OF THE TSA ADVANTAGE PROSPECTUS SUPPLEMENT:

Since the inception dates for the new Portfolios are on or after December 31, 1998, we do not show performance information for the new Portfolios. The Portfolio inception dates are as follows: EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998); EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity (April 30, 1999); Calvert Socially Responsible (August 30, 1999).


(2)  THE EQUITABLE COMPANIES INCORPORATED NAME CHANGE

THE FOLLOWING SENTENCE REPLACES THE LAST SENTENCE OF THE FIRST PARAGRAPH ON PAGE 6 OF THE PROSPECTUS:

In September 1999, The Equitable Companies Incorporated plans to change its name to "AXA Financial, Inc."

(3)  CHANGE IN EQ ADVISORS TRUST MANAGEMENT

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SECOND PARAGRAPH UNDER "ABOUT THE HUDSON RIVER TRUST AND EQ ADVISORS TRUST" ON PAGE 75 OF THE PROSPECTUS:

In September 1999, Equitable Life will become the manager of EQ Advisors Trust, following state regulatory approvals. As manager, Equitable Life will oversee the activities of the investment advisers with respect to EQ Advisors Trust. Equitable Life will be responsible for retaining or discontinuing the services of the advisers. Currently, EQ Financial Consultants, Inc. is the manager of EQ Advisors Trust.

(4)  EQ FINANCIAL CONSULTANTS, INC. NAME CHANGE

THE FOLLOWING REPLACES THE SECOND SENTENCE OF THE FIRST PARAGRAPH UNDER "DISTRIBUTION OF THE CONTRACTS" ON PAGE 79 OF THE PROSPECTUS:

By year end 1999, EQF plans to become "AXA Advisors, LLC.," and will become an indirect subsidiary of AXA Financial, Inc.

(5)  ABOUT OUR YEAR 2000 PROGRESS

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "ABOUT OUR YEAR 2000 PROGRESS" ON PAGE 78 OF THE PROSPECTUS:

Equitable Life relies upon various computer systems in order to administer your contract and operate the investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. Equitable

--------------------------------------------------------------------------------
6
--------------------------------------------------------------------------------

Life has completed the work of modifying or replacing non-compliant systems and has confirmed, through testing, that its systems are year 2000 compliant. Equitable Life has contacted third-party vendors and service providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. All third-party vendors and service providers considered critical to Equitable Life's business have provided us confirmation of their year 2000 compliance or a satisfactory plan for compliance. With respect to vendors and service providers considered non-critical, we believe we are on schedule for substantially all such vendors and service providers to be confirmed by September 30, 1999 as year 2000 compliant or the subject of a satisfactory plan for compliance. If such confirmation is not received by September 30, 1999, the vendor or service provider will be replaced, eliminated or the subject of contingency plans. Additionally, Equitable Life has supplemented its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures.

There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.

To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271)(1998).

                                     PART C

                                OTHER INFORMATION
                                -----------------

This Part C is amended solely for the purpose of filing the exhibits noted below. No amendment or deletion is made of any of the other information set forth under Part C of the Registration Statement.

Item 24.   Financial Statements and Exhibits
           ----------------------------------

           (b)   Exhibits.


            The following additional exhibits are filed herewith:

          4(s)   Form of data pages for No. 94ICA.

         10(a)   Consent of PricewaterhouseCoopers LLP


         10(c)   Power of Attorney.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for the effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 27th day of August, 1999.




                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States


                                          By:  /s/ Naomi Weinstein
                                               -------------------------
                                                   Naomi Weinstein
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 27th day of August, 1999.


                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)


                                           By: /s/ Naomi Weinstein
                                               ------------------------
                                                   Naomi Weintein
                                                   Vice President
                                                   The Equitable Life Assurance
                                                   Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:



PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller                          Chairman of the Board,
                                           Chief Executive Officer and Director

*Michael Hegarty                           President, Chief Operating Officer
                                           and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:


                                           Senior Vice President and Controller
*Alvin H. Fenichel


*DIRECTORS:

Francoise Colloc'h        Donald J. Greene            George T. Lowy
Henri de Castries         John T. Hartley             Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty             George J. Sella, Jr.
Jean-Rene Fourtou         Mary R. (Nina) Henderson    Peter J. Tobin
Norman C. Francis         W. Edwin Jarmain            Stanley B. Tulin
                                                      Dave H. Williams




*By: /s/ Naomi Weinstein
    -------------------------
        Naomi Weinstein
        Attorney-in-Fact
        August 27, 1999

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                    TAG VALUE
-----------                                                    ---------

   4(s)              Form of data pages                        EX-99.4s

  10(a)              Consent of PricewaterhouseCoopers LLP     EX-99.10a

  10(c)              Power of Attorney                         EX-99.10c